Net Loss Per Share - Schedule Of Computation Of net Loss Per Share Attributable to Stockholders (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (27,822)	$ (5,028)	$ (8,409)	$ (3,406)
Weighted average common stock outstanding, basic and diluted	9,886,283	10,033,298	9,997,049	9,798,949
Net loss per common share, basic and diluted	$ (2.81)	$ (0.50)	$ (0.84)	$ (0.35)